Vessels, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Vessels, Net	Vessels, Net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2021	$1,357,460	$(415,296)	$942,164
Transfer from Advances for vessels	62,336	—	62,336
Vessel sales	(152,174)	64,207	(87,967)
Depreciation	—	(52,142)	(52,142)
December 31, 2021	$1,267,622	$(403,231)	$864,391
Transfer from Advances for vessels	165,353	—	165,353
Transfer from Right-of-use asset	32,160	(1,523)	30,637
Transfer to Assets held for sale	(26,345)	15,301	(11,044)
Depreciation	—	(48,217)	(48,217)
December 31, 2022	$1,438,790	$(437,670)	$1,001,120

Transfer from Advances for vessels represents advances paid for vessels under construction and vessels acquisitions which were delivered to the Company, completed vessel improvements in respect of ballast water treatment systems (“BWTS”) and sulfur oxide exhaust gas cleaning systems (“Scrubbers”), and vessel improvements in respect of second-hand vessels acquired and comprised:

•During the year ended December 31, 2021: Delivery to the Company of the vessels Paraskevi 2, Koulitsa 2 and Venus Harmony and BWTS and vessel improvements on several vessels; and
•During the year ended December 31, 2022: Delivery to the Company of the vessels Vassos, Climate Respect, Maria, Aghia Sofia and Michalis H and BWTS and Scrubbers retrofitting and vessel improvements on several vessels.

Transfer from Right-of-use asset in the amount of $30,637, represents the advance payments and the initial direct costs paid for the vessel Stelios Y and the present value of the future lease payments due under this bareboat charter amounting to $32,160 net of amortization of $1,523, were transferred to Vessel cost and Accumulated depreciation, respectively, at the end of the bareboat charter period in November 2022, whereupon ownership of the vessel passed to Metamou, refer to Note 7.

Transfer to Assets held for sale during the year ended December 31, 2022 relates to the vessel Pedhoulas Trader, refer to Note 6.

Vessel sales represents the carrying value of vessels sold during the year ended December 31, 2021 and it relates to the sale of the vessels Paraskevi, Vassos, Pedhoulas Builder, Maria, Pedhoulas Farmer, Koulitsa and Pedhoulas Fighter, which were sold during the year ended December 31, 2021 taking advantage of the significant market improvement. No vessels were sold during the year ended December 31, 2022. The sale of Pedhoulas Trader was consummated in January 2023, refer to Note 23.

Consistent with prior practices, we reviewed all our vessels for impairment and none were found to be impaired at December 31, 2021 and December 31, 2022.

As of December 31, 2022, 23 vessels owned by the Company with a carrying value of $501,547 had first priority mortgages registered as security for certain of the Company’s loans and credit facilities, while title of ownership is held by the relevant lender for another 13 vessels with a carrying value of $323,716 to secure the relevant sale and lease back financing transactions. See further Note 8.